Certain risks and concentration - Equity Securities Without Readily Determinable Fair Values (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Risks And Uncertainties [Abstract]
Fair value changes related to equity securities classified as long-term investments	$ 0	$ 0
Fair value losses of short term investment	$ 42,000